Shareholder Report, Line Graph (Details) - USD ($)			7 Months Ended	12 Months Ended		19 Months Ended	24 Months Ended	31 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Feb. 28, 2023	Sep. 30, 2015	Sep. 30, 2023	Sep. 30, 2025	Sep. 30, 2016	Sep. 30, 2024	Sep. 30, 2017	Sep. 30, 2025	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000212937 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Macquarie Opportunity Fund (Class R6) – including sales charge
Accumulated Value		$ 10,000			$ 10,784.53		$ 12,670.35		$ 13,550.44	$ 13,717.08	$ 11,943.22	$ 17,641.58	$ 15,789.52	$ 17,446.5	$ 22,644.64	$ 24,768.52
C000212938 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Macquarie Opportunity Fund (Institutional Class) – including sales charge
Accumulated Value		9,999.99			10,768.9		12,639.64		13,501.25	13,654.96	11,875.26	17,515.82	15,658.37	17,287.53	22,415.87	24,504.32
C000240404 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Macquarie Opportunity Fund (Class R) – including sales charge
Accumulated Value	$ 9,999.98		$ 9,466.44			$ 12,211.91		$ 13,278.74
C000240403 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Macquarie Opportunity Fund (Class C) – including sales charge
Accumulated Value	9,999.98		$ 9,438.36			$ 12,115.11		$ 13,108.99
C000212936 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Macquarie Opportunity Fund (Class A) – including sales charge
Accumulated Value		9,425			10,120.62		11,839.68		12,607.99	12,708.89	11,017.82	16,207.1	14,445.85	15,901.37	20,569.28	22,422.94
C000212968 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Macquarie Growth and Income Fund (Class A) – including sales charge
Accumulated Value		9,425			10,530		12,004		13,246	13,514	12,434	16,275	15,329	18,356	23,176	27,524
C000212967 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Macquarie Growth and Income Fund (Institutional Class) – including sales charge
Accumulated Value		10,000			11,218		12,836		14,213	14,534	13,418	17,603	16,627	19,953	25,253	30,072
C000212969 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Macquarie Growth and Income Fund (Class R6) – including sales charge
Accumulated Value		10,000			11,217		12,841		14,234	14,567	13,456	17,662	16,700	20,062	25,402	30,266
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000 Index
Accumulated Value	10,000	10,000			11,496		13,647		16,046	16,514	18,992	25,045	20,630	24,852	33,598	39,447
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000 Index
Accumulated Value		10,000			11,493		13,624		16,044	16,665	19,334	25,321	20,962	25,404	34,468	40,586
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap Value Index
Accumulated Value	$ 10,000	10,000			11,726		13,294		14,465	14,696	13,624	19,400	16,770	18,622	24,025	25,848
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000 Value Index
Accumulated Value		$ 10,000			$ 11,620		$ 13,377		$ 14,641	$ 15,227	$ 14,461	$ 19,525	$ 17,306	$ 19,805	$ 25,303	$ 27,692